UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2020

Date of reporting period:  October 31, 2019

Item 1. Reports to Stockholders.

LOGAN CAPITAL FUNDS

Logan Capital Large Cap Growth Fund

Semi-Annual Report
October 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex and may apply to all funds held through your financial intermediary.

Logan Capital Large Cap Growth Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	24
Notice to Shareholders	26
Privacy Notice	27

Logan Capital Large Cap Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at October 31, 2019 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For presentation purposes, the Fund has grouped some of the industry categories.  For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital Management, Inc.

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS
at October 31, 2019 (Unaudited)

COMMON STOCKS – 98.66%	Shares	Value

Capital Goods – 3.78%
Fastenal Co.	7,300	$262,362
Nordson Corp.	3,184	499,283
United Rentals, Inc. (a)	2,581	344,744
WABCO Holdings, Inc. (a)	1,833	246,759
		1,353,148
Commercial & Professional Services – 6.45%
Cintas Corp.	2,769	743,947
Copart, Inc. (a)	3,175	262,382
Insperity, Inc.	4,273	451,357
Verisk Analytics, Inc.	5,879	850,691
		2,308,377
Consumer Durables & Apparel – 2.50%
lululemon athletica, Inc. (a)	1,715	350,323
Nike, Inc.	6,093	545,628
		895,951
Consumer Services – 2.59%
Starbucks Corp.	10,961	926,862

Diversified Financials – 0.56%
S&P Global, Inc.	774	199,684

Food, Beverage & Tobacco – 4.01%
Constellation Brands, Inc.	3,267	621,808
Monster Beverage Corp. (a)	14,491	813,380
		1,435,188
Household & Personal Products – 3.18%
Estee Lauder Cos., Inc.	6,106	1,137,365

Materials – 1.87%
Sherwin-Williams Co.	1,168	668,470

Media & Entertainment – 12.61%
Alphabet, Inc. – Class A (a)	604	760,315
Alphabet, Inc. – Class C (a)	411	517,905
Electronic Arts, Inc. (a)	6,771	652,725
Facebook, Inc. (a)	5,774	1,106,587
Netflix, Inc. (a)	5,131	1,474,701
		4,512,233

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2019 (Unaudited)

COMMON STOCKS – 98.66% (Continued)	Shares	Value

Pharmaceuticals, Biotechnology & Life Sciences – 8.33%
Agilent Technologies, Inc.	5,349	$405,187
IQVIA Holdings, Inc. (a)	2,922	421,995
Mettler-Toledo International, Inc. (a)	1,133	798,697
Waters Corp. (a)	3,027	640,574
Zoetis, Inc.	5,581	713,921
		2,980,374
Retailing – 11.80%
Amazon.com, Inc. (a)	1,142	2,028,946
Dick’s Sporting Goods, Inc.	12,802	498,382
Home Depot, Inc.	4,234	993,212
Williams-Sonoma, Inc.	10,559	705,235
		4,225,775
Semiconductors & Semiconductor Equipment – 6.91%
Broadcom, Inc.	5,096	1,492,364
KLA Corp.	5,804	981,108
		2,473,472
Software & Services – 21.58%
Adobe Systems, Inc. (a)	1,833	509,446
Cognizant Technology Solutions Corp. – Class A	7,877	480,024
EPAM Systems, Inc. (a)	2,476	435,677
Fiserv, Inc. (a)	8,149	864,935
FleetCor Technologies, Inc. (a)	2,983	877,658
Global Payments, Inc.	11,088	1,875,868
MasterCard, Inc.	7,256	2,008,533
Paycom Software, Inc. (a)	3,180	672,666
		7,724,807
Technology Hardware & Equipment – 12.49%
Amphenol Corp.	12,684	1,272,586
Apple, Inc.	8,862	2,204,511
CDW Corp. of Delaware	2,896	370,427
IPG Photonics Corp. (a)	2,659	357,050
Trimble, Inc. (a)	6,714	267,486
		4,472,060

TOTAL COMMON STOCKS
(Cost $16,400,739)		35,313,766

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at October 31, 2019 (Unaudited)

SHORT-TERM INVESTMENTS – 1.47%	Shares	Value
Fidelity Government Portfolio – Class I, 1.72% (b)	527,997	$527,997
TOTAL SHORT-TERM INVESTMENTS
(Cost $527,997)		527,997
TOTAL INVESTMENTS
(Cost $16,928,736) – 100.13%		35,841,763
Liabilities in Excess of Other Assets – (0.13)%		(47,030)
TOTAL NET ASSETS – 100.00%		$35,794,733

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield as of October 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

(This Page Intentionally Left Blank.)

Logan Capital Large Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at October 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $16,928,736)	$35,841,763
Receivables:
Investment securities sold	738
Dividends and interest	10,014
Prepaid expenses	6,840
Total assets	35,859,355

Liabilities:
Payables:
Due to Custodian	1
Advisory fee (Note 4)	18,279
Administration and accounting fees	14,714
Audit fees	11,237
12b-1 distribution fees	7,420
Transfer agent fees and expenses	5,137
Shareholder reporting	2,422
Chief Compliance Officer fee	2,039
Custody fees	679
Legal fees	59
Accrued expenses and other payables	2,635
Total liabilities	64,622
Net assets	$35,794,733

Net assets consist of:
Paid-in capital	$16,930,320
Total distributable earnings	18,864,413
Net assets	$35,794,733

Investor Class:
Net assets applicable to outstanding Investor Class shares	$8,823,092
Shares issued (unlimited number of beneficial
interest authorized, $0.01 par value)	351,264
Net asset value, offering price and redemption price per share(1)	$25.12

Institutional Class:
Net assets applicable to outstanding Institutional Class shares	$26,971,641
Shares issued (unlimited number of beneficial
interest authorized, $0.01 par value)	1,054,094
Net asset value, offering price and redemption price per share(1)	$25.59

(1)	A redemption fee of 1.00% is assessed against shares redeemed within 180 days of purchase.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2019 (Unaudited)

Investment income:
Dividends	$133,087
Interest	5,742
Total investment income	138,829

Expenses:
Investment advisory fees (Note 4)	114,813
Administration and accounting fees (Note 4)	43,379
Transfer agent fees and expenses (Note 4)	20,432
12b-1 distribution fees – Investor Class (Note 5)	11,506
Audit fees	11,238
Trustee fees and expenses	10,138
Chief Compliance Officer fees (Note 4)	6,039
Federal and state registration fees	4,679
Legal fees	4,037
Reports to shareholders	2,825
Custody fees (Note 4)	2,778
Insurance expense	1,003
Other expenses	5,256
Total expenses before advisory fee waiver	238,123
Less: advisory fee waiver	(7,588)
Net expenses	230,535
Net investment loss	(91,706)

Realized and unrealized gain/(loss) on investments:
Net realized gain on transactions on investments	102,332
Net change in unrealized appreciation/(depreciation) on investments	(28,492)
Net realized and unrealized gain on investments	73,840
Net decrease in net assets resulting from operations	$(17,866)

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2019	Year Ended
	(Unaudited)	April 30, 2019
Operations:
Net investment loss	$(91,706)	$(156,721)
Net realized gain on investments	102,332	257,103
Net change in unrealized
appreciation/(depreciation) on investments	(28,492)	5,275,099
Net increase/(decrease) in net assets
resulting from operations	(17,866)	5,375,481

Distributions to Shareholders:
Investor Class	—	(233,656)
Institutional Class	—	(524,127)
Total distributions to shareholders	—	(757,783)

Capital Share Transactions:
Proceeds from shares sold
Investor Class shares	679,489	1,019,094
Institutional Class shares	2,216,552	—
Proceeds from shares issued to holders
in reinvestment of dividends
Investor Class shares	—	233,656
Institutional Class shares	—	524,127
Cost of shares redeemed
Investor Class shares	(2,126,016)	(1,244,095)
Institutional Class shares	(219,299)	—
Redemption fees retained
Investor Class shares	84	527
Institutional Class shares	—	—
Net increase in net assets
from capital share transactions	550,810	533,309
Total increase in net assets	532,944	5,151,007

Net Assets:
Beginning of period	35,261,789	30,110,782
End of period	$35,794,733	$35,261,789

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	October 31, 2019	Year Ended
	(Unaudited)	April 30, 2019
Changes in Shares Outstanding:
Shares sold
Investor Class shares	27,408	43,450
Institutional Class shares	88,982	—
Proceeds from shares issued to holders
in reinvestment of dividends
Investor Class shares	—	11,442
Institutional Class shares	—	25,259
Shares redeemed
Investor Class shares	(86,391)	(52,962)
Institutional Class shares	(8,640)	—
Net increase in shares outstanding	21,359	27,189

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Investor Class

	Six Months Ended
	October 31, 2019
	(Unaudited)
Net Asset Value – Beginning of Period	$25.17

Income from Investment Operations:
Net investment loss	(0.09)	^
Net realized and unrealized gain/(loss) on investments	0.04
Total from investment operations	(0.05)

Less Distributions:
Distributions from net realized gains	—
Total distributions	—
Redemption fees~	0.00	^
Net Asset Value – End of Period	$25.12

Total Return	-0.20	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$8,823
Ratio of expenses to average net assets:
Before fee waivers	1.53	%#
After fee waivers	1.49	%#
Ratio of net investment loss to average net assets:
Before fee waivers	(0.74	)%#
After fee waivers	(0.70	)%#
Portfolio turnover rate	9	%+

^	Based on average shares outstanding.
~	Amount is less than $0.01.
+	Not annualized.
#	Annualized.
*	Effective August 28, 2016, the advisor contractually agreed to lower the net annual operating expense limit to 1.49%.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (Continued)

Year Ended April 30,
2019	2018	2017	2016	2015
$21.97	$18.27	$15.15	$15.79	$13.64

(0.15) ^	(0.10)	(0.16)	(0.13)	(0.12)
3.90	3.80	3.28	(0.40)	2.43
3.75	3.70	3.12	(0.53)	2.31

(0.55)	—	—	(0.11)	(0.16)
(0.55)	—	—	(0.11)	(0.16)
0.00 ^	0.00	0.00	0.00	0.00
$25.17	$21.97	$18.27	$15.15	$15.79

17.67%	20.25%	20.59%	-3.38%	17.04%

$10,326	$8,971	$6,078	$5,319	$4,984

1.58%	1.56%	1.76%	1.75%	1.89%
1.49%	1.41%	1.49%*	1.50%	1.50%

(0.76)%	(0.82)%	(1.10)%	(1.16)%	(1.23)%
(0.67)%	(0.67)%	(0.83)%	(0.91)%	(0.84)%
7%	8%	9%	14%	28%

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

Institutional Class

	Six Months Ended
	October 31, 2019
	(Unaudited)
Net Asset Value – Beginning of Period	$25.61

Income from Investment Operations:
Net investment loss	(0.06)	^
Net realized and unrealized gain/(loss) on investments	0.04
Total from investment operations	(0.02)

Less Distributions:
Distributions from net realized gains	—
Total distributions	—
Net Asset Value – End of Period	$25.59

Total Return	-0.08	%+

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$26,972
Ratio of expenses to average net assets:
Before fee waivers	1.28	%#
After fee waivers	1.24	%#
Ratio of net investment loss to average net assets:
Before fee waivers	(0.49	)%#
After fee waivers	(0.45	)%#
Portfolio turnover rate	9	%+

^	Based on average shares outstanding.
+	Not annualized.
#	Annualized.
*	Effective August 28, 2016, the Advisor contractually agreed to lower the net annual operating expense limit to 1.24%.

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

FINANCIAL HIGHLIGHTS (Continued)

Year Ended April 30.
2019	2018	2017	2016	2015
$22.29	$18.50	$15.30	$15.92	$13.71

(0.10) ^	(0.10)	(0.10)	(0.10)	(0.08)
3.97	3.89	3.30	(0.41)	2.45
3.87	3.79	3.20	(0.51)	2.37

(0.55)	—	—	(0.11)	(0.16)
(0.55)	—	—	(0.11)	(0.16)
$25.61	$22.29	$18.50	$15.30	$15.92

17.95%	20.49%	20.92%	-3.23%	17.39%

$24,936	$21,140	$17,551	$17,475	$16,571

1.33%	1.39%	1.51%	1.50%	1.64%
1.24%	1.24%	1.24%*	1.25%	1.25%

(0.51)%	(0.65)%	(0.85)%	(0.91)%	(0.98)%
(0.42)%	(0.50)%	(0.58)%	(0.66)%	(0.59)%
7%	8%	9%	14%	28%

The accompanying notes are an integral part of these financial statements.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
October 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Logan Capital Large Cap Growth Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The investment objective of the Fund is long-term capital appreciation.  The Fund commenced operations on June 28, 2012 and offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective distribution expenses and sales charges, if any.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Fund charges a 1% redemption fee to shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital. Redemption fees retained are disclosed in the statements of changes.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of October 31, 2019, management considered the impact of subsequent events for the potential recognition or disclosure in the financial statements. Refer to Note 9 for more information about a subsequent event.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies:  Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019 (Unaudited)

Short-Term Debt Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,512,233	$—	$—	$4,512,233
Consumer Discretionary	6,048,588	—	—	6,048,588
Consumer Staples	2,572,553	—	—	2,572,553
Financials	199,684	—	—	199,684
Health Care	2,980,374	—	—	2,980,374
Industrials	3,661,525	—	—	3,661,525
Information Technology	14,670,339	—	—	14,670,339
Materials	668,470	—	—	668,470
Total Common Stocks	35,313,766	—	—	35,313,766
Short-Term Investments	527,997	—	—	527,997
Total Investments in Securities	$35,841,763	$—	$—	$35,841,763

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at the end of the reporting period.  During the six months ended October 31, 2019, the Fund recognized no transfers between levels.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019 (Unaudited)

the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Logan Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an investment advisory agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.65% for the Fund based upon the average daily net assets of the Fund.  For the six months ended October 31, 2019, the Fund incurred $114,813 in advisory fees.  Advisory fees payable at October 31, 2019, for the Fund were $18,279.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses (excluding Acquired Fund Fees and Expenses, taxes, interest and dividends on securities sold short and extraordinary expenses) of the Investor Class and Institutional Class do not exceed 1.49% and 1.24%, respectively, of the average daily net assets.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended October 31, 2019, the Advisor reduced its fees and absorbed Fund expenses in the amount of $7,588 for the Fund.  The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

4/30/2020	4/30/2021	4/30/2022	10/31/2022	Total
$32,779	$40,819	$29,373	$7,588	$110,559

Fund Services serves as the Fund’s administrator, fund accountant, and transfer agent.  In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019 (Unaudited)

payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the six months ended October 31, 2019 are disclosed in the statement of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator. Fees paid by the Fund to U.S. Bank N.A. for custody services for the six months ended October 31, 2019 are disclosed in the statement of operations.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended October 31, 2019, the 12b-1 distribution fees incurred under the Agreement by the Fund’s Investor Class shares are disclosed in the statement of operations.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended October 31, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases	Sales
$3,285,261	$3,216,986

There were no purchases or sales of long-term U.S. Government securities.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended October 31, 2019, and during the year ended April 30, 2019, were as follows:

	Six Months Ended	Year Ended
	October 31, 2019	April 30, 2019
Long-Term Capital Gains	$ —	$757,783

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019 (Unaudited)

As of April 30, 2019, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$16,238,078
Gross unrealized appreciation	19,377,167
Gross unrealized depreciation	(443,594)
Net unrealized appreciation(a)	18,933,573
Undistributed long-term capital gains	7,284
Total distributable earnings	7,284
Other accumulated gains/(losses)	(58,578)
Total accumulated earnings/(losses)	$18,882,279

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and post 30 wash sales.

At April 30, 2019, the Fund deferred, on a tax basis, ordinary late year losses of $58,578.

NOTE 8 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of initial public offering of the Fund’s shares.

Market Risk.  The Fund is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices such as bonds and money market instruments. The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.

Equity Risk.  The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment. This may occur because of factors that affect the securities market generally, such as adverse changes in: economic conditions, the general outlook for corporate earnings, interest rates, or investor sentiment. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management.

Sector Emphasis Risk.  The Advisor’s value investment strategy of identifying investment opportunities through a bottom-up process emphasizing internally generated fundamental research, may from time to time result in the Fund investing significant amounts of its portfolio in securities of issuers principally engaged in the same or related

Logan Capital Large Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2019 (Unaudited)

businesses. Market conditions, interest rates and economic, regulatory or financial developments could significantly affect a single business or a group of related businesses. Sector emphasis risk is the risk that the securities of companies in such business or businesses, if comprising a significant portion of the Fund’s portfolios, could react in some circumstances negatively to these or other developments and adversely affect the value of the portfolio to a greater extent than if such business or businesses comprised a lesser portion of the Fund’s portfolio.

NOTE 9 – SUBSEQUENT EVENT

On November 25, 2019, U.S. Bancorp, the parent company of Quasar Distributors, LLC, the Fund’s distributor, announced that it had signed a purchase agreement to sell Quasar to Foreside Financial Group, LLC such that Quasar will become a wholly-owned broker-dealer subsidiary of Foreside.  The transaction is expected to close by the end of March 2020.  Quasar will remain the Fund’s distributor at the close of the transaction, subject to Board approval.

Logan Capital Large Cap Growth Fund

EXPENSE EXAMPLE
October 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from May 1, 2019 to October 31, 2019.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Logan Capital Large Cap Growth Fund

EXPENSE EXAMPLE (Continued)
October 31, 2019 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/2019	10/31/2019	5/1/2019 – 10/31/2019
Actual
Investor Class	$1,000.00	$ 998.00	$7.48
Institutional Class	$1,000.00	$ 999.20	$6.23
Hypothetical (5% return
before expenses)
Investor Class	$1,000.00	$1,017.65	$7.56
Institutional Class	$1,000.00	$1,018.90	$6.29

(1)
Expenses are equal to the Investor Class and Institutional Class fund shares’ annualized expense ratios of 1.49% and 1.24%, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period of operations).

Logan Capital Large Cap Growth Fund

NOTICE TO SHAREHOLDERS
at October 31, 2019 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-215-1200 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-215-1200.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-215-1200.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-215-1200 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Logan Capital Large Cap Growth Fund

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Logan Capital Management, Inc.
6 Coulter Avenue, Suite 2000
Ardmore, PA 19003

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(855) 215-1200

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY 10019

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*         /s/ Jeffrey T. Rauman
     Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   1/7/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Jeffrey T. Rauman
    Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date   1/7/2020

By (Signature and Title)*         /s/ Cheryl L. King
    Cheryl L. King, Vice President/Treasurer/Principal Financial
Officer

Date   1/6/2020

* Print the name and title of each signing officer under his or her signature.